CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 4,507	$ 20,949	$ (57,194)	$ (7,321)	$ (39,059)
Beginning Balance, shares at Dec. 31, 2014	8,061,698				8,061,698
Net loss			(4,254)		$ (4,254)
Translation adjustment				(159)	(159)
Ending Balance at Jun. 30, 2015	$ 4,507	20,949	(61,448)	(7,480)	$ (43,472)
Ending Balance, shares at Jun. 30, 2015	8,061,698				8,061,698
Issuance of common stock	$ 1,421	318			$ 1,739
Issuance of common stock, shares	2,900,000
Net loss			(448)		(448)
Translation adjustment				(27)	(27)
Ending Balance at Dec. 31, 2015	$ 5,928	21,267	(61,896)	(7,507)	$ (42,208)
Ending Balance, shares at Dec. 31, 2015	10,961,698				10,961,698
Net loss			(3,311)		$ (3,311)
Translation adjustment				158	158
Ending Balance at Jun. 30, 2016	$ 5,928	$ 21,267	$ (65,207)	$ (7,349)	$ (45,361)
Ending Balance, shares at Jun. 30, 2016	10,961,698				10,961,698